Vanguard® Real Estate Index Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.4%)
Diversified REITs (2.6%)
WP Carey Inc.	8,743,369	667,119
STORE Capital Corp.	11,446,220	363,990
Broadstone Net Lease Inc.	7,675,891	131,565
Essential Properties Realty Trust Inc.	5,942,488	127,882
Alexander & Baldwin Inc.	3,296,565	64,217
American Assets Trust Inc.	2,333,327	64,120
Global Net Lease Inc.	4,695,098	57,515
Empire State Realty Trust Inc. Class A	6,418,550	47,305
iStar Inc.	3,759,165	39,396
Armada Hoffler Properties Inc.	3,064,853	35,828
Gladstone Commercial Corp.	1,750,302	30,788
One Liberty Properties Inc.	767,354	17,296
		1,647,021
Health Care REITs (6.5%)
Welltower Inc.	19,828,192	1,210,313
Ventas Inc.	18,117,858	708,952
Healthpeak Properties Inc.	24,457,063	580,366
Healthcare Realty Trust Inc. Class A	17,257,885	350,853
Omega Healthcare Investors Inc.	10,662,907	338,867
Medical Properties Trust Inc.	27,201,107	311,453
Physicians Realty Trust	10,211,904	153,791
Sabra Health Care REIT Inc.	10,477,458	143,122
National Health Investors Inc.	2,077,443	117,791
CareTrust REIT Inc.	4,398,714	82,168
LTC Properties Inc.	1,789,009	69,181
Community Healthcare Trust Inc.	1,077,880	37,295
Universal Health Realty Income Trust	592,941	28,858
Global Medical REIT Inc.	2,819,735	25,772
Diversified Healthcare Trust	10,850,174	14,756
		4,173,538
Hotel & Resort REITs (2.7%)
Host Hotels & Resorts Inc.	32,400,332	611,718
Ryman Hospitality Properties Inc.	2,374,731	211,161
Apple Hospitality REIT Inc.	9,856,164	168,737
Park Hotels & Resorts Inc.	10,579,556	138,381
Sunstone Hotel Investors Inc.	9,756,841	108,789
Pebblebrook Hotel Trust	5,956,832	95,548
RLJ Lodging Trust	7,562,545	92,036
DiamondRock Hospitality Co.	9,557,724	89,269
Xenia Hotels & Resorts Inc.	5,183,352	88,532
Service Properties Trust	7,484,477	60,699

		Shares	Market Value ($000)
	Summit Hotel Properties Inc.	4,850,051	41,904
*	Chatham Lodging Trust	2,098,124	27,213
			1,733,987
Industrial REITs (10.5%)
	Prologis Inc.	41,834,196	4,633,137
	Rexford Industrial Realty Inc.	7,480,257	413,509
	EastGroup Properties Inc.	1,889,330	296,039
	Americold Realty Trust Inc.	12,206,049	295,997
	First Industrial Realty Trust Inc.	5,983,339	284,986
	STAG Industrial Inc.	8,123,276	256,614
	Terreno Realty Corp.	3,426,007	195,762
	Innovative Industrial Properties Inc.	1,268,135	137,085
	LXP Industrial Trust	12,988,169	125,726
	Plymouth Industrial REIT Inc.	1,816,118	33,489
	Industrial Logistics Properties Trust	2,972,749	13,913
			6,686,257
Office REITs (5.1%)
	Alexandria Real Estate Equities Inc.	7,028,649	1,021,263
	Boston Properties Inc.	6,748,367	490,606
	Kilroy Realty Corp.	4,761,398	203,502
	Vornado Realty Trust	7,386,945	174,258
	Cousins Properties Inc.	6,742,303	160,197
	Douglas Emmett Inc.	7,964,717	140,099
	Corporate Office Properties Trust	5,097,257	135,842
	Highwoods Properties Inc.	4,780,890	134,964
	Equity Commonwealth	5,107,170	133,604
[1]	SL Green Realty Corp.	2,906,407	115,326
	JBG SMITH Properties	5,039,822	99,184
	Hudson Pacific Properties Inc.	6,558,840	72,410
	Easterly Government Properties Inc. Class A	3,911,296	68,017
	Piedmont Office Realty Trust Inc. Class A	5,586,431	58,378
*	Veris Residential Inc.	3,508,388	55,538
	Paramount Group Inc.	7,940,541	51,375
	Brandywine Realty Trust	7,765,875	50,944
	Office Properties Income Trust	2,192,301	33,542
	Orion Office REIT Inc.	2,565,500	24,039
	City Office REIT Inc.	1,976,364	20,989
	Franklin Street Properties Corp.	4,654,362	13,405
*,2	New York REIT Liquidating LLC	1,208	14
			3,257,496
Other (11.9%)[3]
[4,5]	Vanguard Real Estate II Index Fund	380,582,611	7,611,295
Residential REITs (12.5%)
	AvalonBay Communities Inc.	6,337,904	1,109,894
	Equity Residential	15,593,565	982,706
	Invitation Homes Inc.	27,665,675	876,725
	Mid-America Apartment Communities Inc.	5,232,295	823,825
	Sun Communities Inc.	5,512,684	743,385
	Essex Property Trust Inc.	2,961,518	658,168
	UDR Inc.	14,432,710	573,845
	Camden Property Trust	4,586,737	529,997
	Equity LifeStyle Properties Inc.	8,009,556	512,291
	American Homes 4 Rent Class A	13,133,012	419,468
	Apartment Income REIT Corp. Class A	7,120,720	273,649
	Independence Realty Trust Inc.	10,024,850	168,017
	Elme Communities	3,960,342	75,603

		Shares	Market Value ($000)
	Apartment Investment & Management Co. Class A	6,916,720	54,919
	Centerspace	696,284	48,252
	NexPoint Residential Trust Inc.	1,048,247	47,800
	UMH Properties Inc.	2,335,616	40,967
*	Bluerock Homes Trust Inc.	149	4
			7,939,515
Retail REITs (10.9%)
	Realty Income Corp.	27,270,271	1,698,120
	Simon Property Group Inc.	14,497,069	1,579,891
	Kimco Realty Corp.	28,012,966	598,917
	Regency Centers Corp.	7,031,518	425,477
	National Retail Properties Inc.	7,974,279	335,159
	Federal Realty Investment Trust	3,239,907	320,686
	Brixmor Property Group Inc.	13,576,729	289,320
	Spirit Realty Capital Inc.	6,087,563	236,380
	Agree Realty Corp.	3,407,605	234,102
	Kite Realty Group Trust	9,941,559	195,252
	Phillips Edison & Co. Inc.	5,163,378	155,624
	Macerich Co.	9,728,899	108,283
	SITE Centers Corp.	8,725,421	108,021
	Tanger Factory Outlet Centers Inc.	4,732,014	85,224
	Retail Opportunity Investments Corp.	5,631,661	81,546
	InvenTrust Properties Corp.	3,051,042	76,886
	Urban Edge Properties	5,325,326	75,194
	Acadia Realty Trust	4,297,134	60,031
	Getty Realty Corp.	1,799,900	56,679
	Necessity Retail REIT Inc. Class A	6,020,269	41,179
	NETSTREIT Corp.	2,173,222	40,900
	RPT Realty	3,852,377	35,827
	Saul Centers Inc.	648,884	26,572
	Urstadt Biddle Properties Inc. Class A	1,351,018	25,318
	Alexander's Inc.	104,199	24,475
[1]	CBL & Associates Properties Inc.	578,079	16,608
	Urstadt Biddle Properties Inc.	16,032	304
*,2	Spirit MTA REIT	2,071,263	—
			6,931,975
Specialized REITs (32.7%)
	American Tower Corp.	20,683,266	4,285,366
	Crown Castle Inc.	19,629,290	2,615,799
	Equinix Inc.	4,126,003	2,337,133
	Public Storage	7,161,036	2,218,131
	SBA Communications Corp. Class A	4,887,890	1,319,241
	Digital Realty Trust Inc.	12,279,108	1,230,981
	VICI Properties Inc.	38,252,597	1,224,848
	Extra Space Storage Inc.	6,086,883	1,080,057
	Weyerhaeuser Co.	33,747,711	1,043,817
	Iron Mountain Inc.	13,171,040	659,474
	Gaming & Leisure Properties Inc.	11,580,584	580,419
	CubeSmart	10,173,540	425,966
	Life Storage Inc.	3,824,163	422,991
	Lamar Advertising Co. Class A	3,947,195	364,050
	Rayonier Inc.	6,631,250	223,473
	National Storage Affiliates Trust	3,941,254	168,134
	PotlatchDeltic Corp.	3,657,880	162,739
	EPR Properties	3,398,794	131,193
	Outfront Media Inc.	6,319,447	114,066
	Four Corners Property Trust Inc.	3,641,810	93,303

		Shares	Market Value ($000)
	Uniti Group Inc.	10,749,575	83,417
	Gladstone Land Corp.	1,471,572	29,946
	Safehold Inc.	841,838	24,624
			20,839,168
Total Equity Real Estate Investment Trusts (REITs) (Cost $61,447,619)			60,820,252
Real Estate Management & Development (4.0%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	1,468,009	52,159
	RMR Group Inc. Class A	703,409	19,252
			71,411
Real Estate Development (0.2%)
*	Howard Hughes Corp.	1,745,507	107,087
*	Forestar Group Inc.	897,007	10,387
			117,474
Real Estate Operating Companies (0.4%)
	Kennedy-Wilson Holdings Inc.	5,616,612	93,292
	DigitalBridge Group Inc.	6,764,713	86,588
*,1	WeWork Inc.	7,988,984	20,532
*	FRP Holdings Inc.	278,466	16,883
*,1	Seritage Growth Properties Class A	1,189,516	12,764
			230,059
Real Estate Services (3.3%)
*	CBRE Group Inc. Class A	14,815,782	1,051,032
*	Jones Lang LaSalle Inc.	2,216,566	352,633
*	Zillow Group Inc. Class C	7,353,040	226,915
*	Zillow Group Inc. Class A	2,714,081	83,947
*	Cushman & Wakefield plc	6,646,466	76,767
	Newmark Group Inc. Class A	7,403,741	60,637
*	Opendoor Technologies Inc.	18,389,800	47,630
	Marcus & Millichap Inc.	1,146,309	42,230
[1]	eXp World Holdings Inc.	3,070,555	40,562
*	Anywhere Real Estate Inc.	5,355,245	39,789
*,1	Compass Inc. Class A	10,683,693	28,205
*,1	Redfin Corp.	4,017,565	19,324
	RE/MAX Holdings Inc. Class A	873,133	16,991
	Douglas Elliman Inc.	3,312,718	15,305
*,1	Offerpad Solutions Inc.	2,619,112	2,552
*	Doma Holdings Inc.	4,440,493	2,409
			2,106,928
Total Real Estate Management & Development (Cost $3,983,940)			2,525,872

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[6,7]	Vanguard Market Liquidity Fund (Cost $468,414)	3.117%	4,685,585	468,465
Total Investments (100.1%) (Cost $65,899,973)				63,814,589
Other Assets and Liabilities—Net (-0.1%)				(64,946)
Net Assets (100%)				63,749,643
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $68,266,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned subsidiary of the fund.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $73,374,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American Homes 4 Rent Class A	8/31/23	BANA	34,451	(3.224)	—	(1,000)
Digital Realty Trust Inc.	8/31/23	BANA	37,193	(3.224)	308	—
Digital Realty Trust Inc.	1/31/23	GSI	23,788	(3.486)	1,250	—
Equity Residential	8/31/23	BANA	40,332	(3.224)	—	(2,246)
Redfin Corp.	1/31/23	GSI	1,470	(3.436)	212	—
Seritage Growth Properties Class A	1/31/23	GSI	3,924	(3.436)	321	—
Simon Property Group Inc.	1/31/23	GSI	39,660	(3.486)	3,891	—
VICI Properties Inc.	8/31/23	BANA	161,190	(3.624)	13,369	—
Welltower Inc.	8/31/23	BANA	48,240	(3.224)	—	(2,581)
					19,351	(5,827)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $14,845,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in affiliated Vanguard funds are valued at that fund's net asset value.
B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	63,346,110	—	14	63,346,124
Temporary Cash Investments	468,465	—	—	468,465
Total	63,814,575	—	14	63,814,589

Derivative Financial Instruments
Assets
Swap Contracts	—	19,351	—	19,351
Liabilities
Swap Contracts	—	5,827	—	5,827
D.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2022 Market Value ($000)
Easterly Government Properties Inc.	90,343	11,044	19,051	(406)	(12,829)	2,083	—	NA2
Equity Commonwealth	NA3	15,245	35,220	(782)	2,748	4,274	—	NA2
Hudson Pacific Properties Inc.	NA3	14,213	25,906	(11,979)	(74,634)	3,291	—	NA2
Vanguard Market Liquidity Fund	147,613	NA4	NA4	(4)	28	2,849	—	468,465
Vanguard Real Estate II Index Fund	9,542,041	200,163	—	—	(2,131,085)	200,163	—	7,611,295
VICI Properties Inc.	NA3,5	535,628	343,441	42,580	157,087	33,372	—	NA2
Total	9,779,997	776,293	423,618	29,409	(2,058,685)	246,032	—	8,079,760
1	Does not include adjustments related to return of capital.
2	Not applicable—at October 31, 2022, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—at January 31, 2022, the issuer was not an affiliated company of the fund.
4	Not applicable—purchases and sales are for temporary cash investment purposes.
5	Not applicable—in April 2022, VICI Properties Inc. acquired MGM Growth Properties LLC.